Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Mint Inc Ltd
Entity Central Index Key	0001998560
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-42462
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	17/F
Entity Address, Address Line Two	Wing Kwok Centre
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Address, Address Line Three	No.182 Woosung StreetJordan
Trading Symbol	MIMI
Title of 12(b) Security	Class A Ordinary shares, no par value
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	17/F
Entity Address, Address Line Two	Wing Kwok Centre
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2866-1663
Contact Personnel Name	Hoi Lung Chan
Entity Address, Address Line Three	No.182 Woosung StreetJordan
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,512,500
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,900,000